Trade accounts receivables (Details 1) - Accumulated impairment [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ (5,501)	$ (6,561)
Additions	(7,560)	(11,754)
Reversals	8,488	12,084
Foreign exchange (losses) gains	(373)	730
Balance at the end of year	$ (4,946)	$ (5,501)